Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Contractual Commitments of the non-cancellable Portion

The Company’s contractual commitments of the non-cancellable portion under theses operating leases as of December 31, 2015 are as follows:

Total
2016	$318,186
2017	188,009
2018	191,959
2019	195,909
2020	199,859
Thereafter	238,371

Total minimum lease payments	$1,332,293

License Agreement [Member]
Schedule of minimum license fee commitment

The table below shows the minimum annual license fee commitments under the two agreements as of December 31, 2015:

License payments
2016	$87,248
2017	87,248
2018	87,248
2019	87,248
2020	87,248
Thereafter	512,582

Total minimum license payments	$948,822